OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	At December 31,
	2014	2015
Payable for purchase of property, plant and equipment	$71,283,739	$33,529,239
Other payables	55,339,514	43,709,026

	$126,623,253	$77,238,265